PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 200,580	$ 33,438